Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit at Bermuda statutory rate						$ 0	$ 0
Foreign rate differential	[1]					(150,778)	(74,922)
Permanent disallowed IPR&D						111,432
Nondeductible changes in the fair value of investments and loss from equity method investment						(22,472)	20,840
Nontaxable (loss) gain on deconsolidation of business						(16,438)	29,041
Permanent adjustments						2,923	(20,395)
R&D tax credits						(10,555)	(5,990)
Rate changes						2,443	(29,238)
Valuation allowance						85,046	87,677
Other						85	111
Income tax provision		$ 38	$ (224)	$ 532	$ 1,708	$ 1,686	$ 7,124
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign rate differential(1)	[1]					16.78%	13.36%
Permanent disallowed IPR&D						(12.40%)
Nondeductible changes in the fair value of investments and loss from equity method investment						2.50%	(3.72%)
Nontaxable (loss) gain on deconsolidation of business						1.83%	(5.18%)
Permanent adjustments						(0.33%)	3.64%
R&D tax credits						1.17%	1.07%
Rate changes						(0.27%)	5.21%
Change in Valuation Allowance						(9.46%)	(15.63%)
Other						(0.01%)	(0.02%)
Total income tax expense		(0.01%)	0.10%	(0.10%)	(0.50%)	(0.19%)	(1.27%)

[1]	Primarily related to operations in Switzerland, the United Kingdom, and other jurisdictions with statutory tax rates different than the Bermuda rate.